Revenue recognition and operating segments - Revenue and non-current assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas
Revenue	£ 5,375	£ 3,714	£ 2,957
Non-current assets	8,262	8,484	2,879
Measurement period adjustments
Disclosure of geographical areas
Non-current assets		12
UK
Disclosure of geographical areas
Revenue	322	296	292
Non-current assets	241	192	180
Overseas countries
Disclosure of geographical areas
Revenue	5,053	3,418	2,665
USA
Disclosure of geographical areas
Revenue	3,220	1,786	1,240
Non-current assets	6,734	7,045	1,768
France
Disclosure of geographical areas
Revenue	380	338	306
Non-current assets	282	268	234
Australia
Disclosure of geographical areas
Revenue	181	166	149
Non-current assets	165	132	120
India
Disclosure of geographical areas
Revenue	59	58	54
Non-current assets	80	83	81
SPAIN
Disclosure of geographical areas
Revenue	72	56	46
Non-current assets	77	76	42
Other Countries
Disclosure of geographical areas
Revenue	1,141	1,014	870
Non-current assets	£ 683	£ 688	£ 454